UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2004

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Gryphon Capital Management, LLC
Address:	One Bush Street, Suite 1700
		San Francisco, CA  94104

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph E. Sweeney
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:



/s/ Joseph E. Sweeney			San Francisco, CA		January 25, 2005

Report Type (Check only one.):

X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	8

Form 13F Information Table Value Total:	3926 x 1000









List of Other Included Managers:

NONE

<Page

NAME OF ISSUER               TITLE OF         CUSIP         VALUE     SHARES   SH/   PUT/   INV.  OTHER  VOTING AUTH
                             CLASS                          X1000             PRN   CALL  DISC     MGR      SOLE   SHR NONE

Gentry Resources Ltd       37246B101     COMMON               166     57,200                       Sole     57,200
Linear Gold Corp.          53566Q107     COMMON               803     93,200                       Sole     93,200
Miramar Mining             60466Z9A3     COMMON                86     90,000                       Sole     90,000
Natural Health Trends Cor  63888P406     COMMON               893     81,200                       Sole     81,200
RS Group of Cos Inc        74973Q100     COMMON               160    200,000                       Sole    200,000
Specialty Underwriters Al  84750T309     COMMON               238     25,000                       Sole     25,000
Starpoint Energy Ltd.      855568101     COMMON               220     50,000                       Sole     50,000
Vaxgen Inc                 922390208     COMMON              1360     80,000                       Sole     80,000





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